Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Summary of Bank's Actual Capital Amounts and Ratios

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table below.

As of December 31, 2018:	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk-Weighted Assets)	$115,721	14.253%	$80,174	>= 9.875%	$81,189	>= 10.000%
Common Equity Tier 1 Capital (To Risk- weighted Assets)	109,144	13.443%	51,758	>= 6.375%	$52,773	>= 6.500%
Tier 1 Capital (To Risk-Weighted Assets)	109,144	13.443%	63,936	>= 7.875%	$64,951	>= 8.000%
Tier 1 Capital (To Average Assets)	109,144	14.006%	31,172	>= 4.000%	$38,965	>= 5.000%

As of December 31, 2017:	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk-Weighted Assets)	$89,604	14.325%	$57,859	>= 9.250%	$62,551	>= 10.000%
Common Equity Tier 1 Capital (To Risk- weighted Assets)	84,724	13.545%	35,967	>= 5.750%	$40,658	>= 6.500%
Tier 1 Capital (To Risk-Weighted Assets)	84,724	13.545%	45,349	>= 7.250%	$50,040	>= 8.000%
Tier 1 Capital (To Average Assets)	84,724	10.429%	32,497	>= 4.000%	$40,621	>= 5.000%